Fair Value of Financial Instruments - Cash Equivalents and Marketable Securities (Details) - USD ($) $ in Thousands	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	$ 132,014	$ 14,941	$ 152,974
Unrealized Loss	63	(545)
Unrealized Losses		(545)	(588)
Amortized Cost	260,292	239,845	644,529
Estimated Fair Value	260,355	239,300	643,941
Cash equivalents: | Money market funds
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	57,325	14,941	102,978
Cash equivalents: | U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Cash equivalents	74,689		49,996
Short-term investments: | U.S. Treasury securities
Debt Securities, Available-for-sale [Line Items]
Unrealized Loss	63	(545)
Amortized Cost	128,278	224,904	330,618
Unrealized Losses		(545)	(565)
Estimated Fair Value	$ 128,341	$ 224,359	330,053
Short-term investments: | Corporate debt securities
Debt Securities, Available-for-sale [Line Items]
Amortized Cost			160,937
Unrealized Losses			(23)
Estimated Fair Value			$ 160,914